UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                  New York, NY              November 19, 2009
------------------       ------------------------   ----------------------------
 [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total: $320,229
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number               Name

1.       028-11646                          JAM Partners, LP


                                                      FORM 13F INFORMATION TABLE
                                                          September 30, 2009


COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS   SOLE   SHARED  NONE
--------------                 --------          -----      --------  -------   --- ----  ----------      ----   ----   ------  ----
ABINGTON BANCORP INC           COM               00350L109   3,870      500,000 SH        SHARED-DEFINED  1        500,000
ANWORTH MORTGAGE ASSET CP      COM               037347101     136       17,200     CALL  SHARED-DEFINED  1         17,200
ANWORTH MORTGAGE ASSET CP      COM               037347101   8,835    1,121,248 SH        SHARED-DEFINED  1      1,121,248
AON CORP                       COM               037389103   9,359      230,000 SH        SHARED-DEFINED  1        230,000
ARCH CAP GROUP LTD             ORD               G0450A105   3,377       50,000 SH        SHARED-DEFINED  1         50,000
AXIS CAPITAL HOLDINGS          SHS               G0692U109   7,379      244,500 SH        SHARED-DEFINED  1        244,500
BANCORP INC DEL                COM               05969A105   1,936      338,475 SH        SHARED-DEFINED  1        338,475
BEACON FED BANCORP INC         COM               073582108   1,855      203,388 SH        SHARED-DEFINED  1        203,388
BEACON FED BANCORP INC         COM               073582108   2,417      265,000 SH        SOLE            NONE     265,000
BENEFICIAL MUTUAL BANCORP IN   COM               08173R104   2,067      226,646 SH        SHARED-DEFINED  1        226,646
BERKSHIRE HILLS BANCORP INC    COM               084680107   6,202      282,700 SH        SHARED-DEFINED  1        282,700
BROOKLYN FEDERAL BANCORP INC   COM               114039100   3,816      312,800 SH        SHARED-DEFINED  1        312,800
CAPE BANCORP INC               COM               139209100   7,228      941,182 SH        SHARED-DEFINED  1        941,182
CAPE BANCORP INC               COM               139209100   2,193      285,544 SH        SOLE            NONE     285,544
CAPSTEAD MTG CORP              COM NO PAR        14067E506   4,173      300,000 SH        SHARED-DEFINED  1        300,000
CARE INVESTMENT TRUST INC      COM               141657106   5,986      780,450 SH        SHARED-DEFINED  1        780,450
CASH AMER INTL INC             COM               14754D100   1,770       58,700 SH        SHARED-DEFINED  1         58,700
CATHAY GENERAL BANCORP         COM               149150104   1,820      225,000 SH        SHARED-DEFINED  1        225,000
CENTER BANCORP INC             COM               151408101   5,109      678,516 SH        SHARED-DEFINED  1        678,516
CENTURY BANCORP INC            CL A NON VTG      156432106   4,364      201,099 SH        SHARED-DEFINED  1        201,099
CHICOPEE BANCORP INC           COM               168565109   4,051      306,650 SH        SHARED-DEFINED  1        306,650
CHICOPEE BANCORP INC           COM               168565109     874       66,189 SH        SOLE            NONE      66,189
CLIFTON SVGS BANCORP INC       COM               18712Q103   5,734      585,101 SH        SHARED-DEFINED  1        585,101
DOLLAR FINL CORP               COM               256664103   7,768      484,906 SH        SHARED-DEFINED  1        484,906
ESSA BANCORP INC               COM               29667D104   5,868      444,200 SH        SHARED-DEFINED  1        444,200
GREENLIGHT CAPITAL RE LTD      CLASS A           G4095J109   1,410       75,000 SH        SHARED-DEFINED  1         75,000
HARTFORD FINL SVCS GROUP INC   COM               416515104  18,550      700,000 SH        SHARED-DEFINED  1        700,000
HATTERAS FINL CORP             COM               41902R103   1,496       49,900 SH        SHARED-DEFINED  1         49,900
HOME BANCORP INC               COM               43689E107   1,897      155,905 SH        SOLE            NONE     155,905
HOME FED BANCORP INC MD        COM               43710G105   6,974      610,689 SH        SHARED-DEFINED  1        610,689
INVESTORS BANCORP INC          COM               46146P102   3,448      325,000 SH        SHARED-DEFINED  1        325,000
JPMORGAN CHASE & CO            COM               46625H100  25,197      575,000 SH        SHARED-DEFINED  1        575,000
LAKE SHORE BANCORP INC         COM               510700107   1,193      144,595 SH        SOLE            NONE     144,595
LIBERTY BANCORP INC            COM               53017Q102   2,617      341,203 SH        SHARED-DEFINED  1        341,203
LOEWS CORP                     COM               540424108  17,981      525,000 SH        SHARED-DEFINED  1        525,000
LOUISANA BANCORP INC NEW       COM               54619P104   2,466      176,108 SH        SHARED-DEFINED  1        176,108
LOUISANA BANCORP INC NEW       COM               54619P104   2,296      164,011 SH        SOLE            NONE     164,011
MFA FINANCIAL INC              COM               55272X102   6,644      834,638 SH        SHARED-DEFINED  1        834,638
NEWPORT BANCORP INC            COM               651754103   4,730      369,548 SH        SHARED-DEFINED  1        369,548
NICHOLAS FINANCIAL INC         COM NEW           65373J209   1,815      260,764 SH        SHARED-DEFINED  1        260,764
NORTHEAST CMNTY BANCORP INC    COM               664112109   3,542      479,957 SH        SHARED-DEFINED  1        479,957
NORTHEAST CMNTY BANCORP INC    COM               664112109     376       50,894 SH        SOLE            NONE      50,894
ORITANI FINL CORP              COM               686323106   2,656      194,700 SH        SHARED-DEFINED  1        194,700
PARTNERRE LTD                  COM               G6852T105   6,155       80,000 SH        SHARED-DEFINED  1         80,000
PLATINUM UNDERWRITER HLDGS L   COM               G7127P100  17,719      494,400 SH        SHARED-DEFINED  1        494,400
PROSHARES TR                   PSHS ULTSH 20YRS  74347R297  14,303      325,000 SH        SHARED-DEFINED  1        325,000
PROVIDENT FINL HLDGS INC       COM               743868101   4,638      574,700 SH        SHARED-DEFINED  1        574,700
ROMA FINANCIAL CORP            COM               77581P109     394       31,700 SH        SHARED-DEFINED  1         31,700
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y605   5,248      351,300     PUT   SHARED-DEFINED  1        351,300
SPECIALTY UNDERWRITERS ALLIA   COM               84751T309   3,368      510,274 SH        SHARED-DEFINED  1        510,274
STIFEL FINL CORP               COM               860630102   2,745       50,000 SH        SHARED-DEFINED  1         50,000
TECHE HLDG CO                  COM               878330109   1,345       40,644 SH        SOLE            NONE      40,644
TFS FINL CORP                  COM               87240R107   9,157      769,521 SH        SHARED-DEFINED  1        769,521
UNITED FINANCIAL BANCORP INC   COM               91030T109   6,369      550,000 SH        SHARED-DEFINED  1        550,000
UNITED WESTN BANCORP INC       COM               913201109   3,048      767,800 SH        SHARED-DEFINED  1        767,800
WHITE MTNS INS GROUP LTD       COM               G9618E107   6,774       22,064 SH        SHARED-DEFINED  1         22,064
WILLIS LEASE FINANCE CORP      COM               970646105   9,492      694,368 SH        SHARED-DEFINED  1        694,368
WILLIS LEASE FINANCE CORP      COM               970646105   6,510      476,227 SH        SOLE            NONE     476,227
ZENITH NATL INS CORP           COM               989390109   9,489      307,100 SH        SHARED-DEFINED  1        307,100


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